Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV-3574 – PremierSolutions Standard
333-72042    HV-5244 – PremierSolutions Standard (Series II)
333-72042    HV-5776 – PremierSolutions Cornerstone
333-72042    HV-5795 – PremierSolutions Standard (Series A)
333-72042    HV-6775 – PremierSolutions Cornerstone (Series II)
333-72042    HV-6779 – PremierSolutions Standard (Series A-II)
333-72042    HV-7969 – State of Iowa Retirement Investors Club 403(b)

Supplement dated July 11, 2025 to your Prospectus dated May 1, 2025

This Supplement amends the names of certain underlying funds contained in the above-referenced Prospectuses dated May 1, 2025.

For HV-5244, effective July 28, 2025, the information for Neuberger Berman Sustainable Equity Fund – Class A and Neuberger Berman Sustainable Equity Fund - Trust Class found in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund – Class A (Effective 7/28/25, Neuberger Berman Sustainable Equity Fund will be renamed Neuberger Berman Quality Equity Fund)	1.07%	27.95%	14.06%	11.41%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund – Trust Class (Effective 7/28/25, Neuberger Berman Sustainable Equity Fund will be renamed Neuberger Berman Quality Equity Fund)	1.06%	27.93%	14.07%	11.43%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A

2025-PROSUPP-4-HV3574, 5244, 5776, 5795, 6775, 6779, 7969

For HV-7969, effective July 28, 2025, the information for Neuberger Berman Sustainable Equity Fund - Trust Class found in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund – Trust Class (Effective 7/28/25, Neuberger Berman Sustainable Equity Fund will be renamed Neuberger Berman Quality Equity Fund)	1.06%	27.93%	14.07%	11.43%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A

For HV-3574, HV-5776, HV-5795, HV-6775, and HV-6779, effective July 28, 2025, the information for Neuberger Berman Sustainable Equity Fund – Class A found in the “Appendix A – Underlying Funds” section of the Prospectuses is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectuses remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund – Class A (Effective 7/28/25, Neuberger Berman Sustainable Equity Fund will be renamed Neuberger Berman Quality Equity Fund)	1.07%	27.95%	14.06%	11.41%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A

This Supplement must be accompanied by and read in conjunction with the current Prospectus. Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-4-HV3574, 5244, 5776, 5795, 6775, 6779, 7969